Investment Objectives and Goals - Sphere 500 Climate Fund	Sep. 15, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sphere 500 Climate Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the Sphere 500 Fossil-Free Index™ (the “Index”).